Form N-1A Cover	Jan. 14, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THORNBURG INVESTMENT TRUST
Entity Central Index Key	0000816153
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 14, 2026
Prospectus Date	Jan. 15, 2026